1
Nuveen Dow 30
SM
Dynamic Overwrite Fund
Portfolio of Investments March 31, 2023
(Unaudited)
DIAX
Shares Description (1) Value
LONG-TERM INVESTMENTS - 102.5%
X 584,658,751 COMMON STOCKS - 101.3%
X 584,658,751
Aerospace & Defense - 4.3%
115,806 Boeing Co/The (2) $ 24,600,669
Total Aerospace & Defense 24,600,669
Banks - 2.6%
115,806 JPMorgan Chase & Co 15,090,680
Total Banks 15,090,680
Beverages - 1.2%
115,806 Coca-Cola Co/The 7,183,446
Total Beverages 7,183,446
Biotechnology - 4.9%
115,806 Amgen Inc (3) 27,996,100
Total Biotechnology 27,996,100
Capital Markets - 6.6%
115,806 Goldman Sachs Group Inc/The (3) 37,881,301
Total Capital Markets 37,881,301
Chemicals - 1.1%
115,806 Dow Inc 6,348,485
Total Chemicals 6,348,485
Communications Equipment - 1.0%
115,806 Cisco Systems Inc 6,053,759
Total Communications Equipment 6,053,759
Consumer Finance - 3.3%
115,806 American Express Co 19,102,200
Total Consumer Finance 19,102,200
Consumer Staples Distribution & Retail - 3.7%
115,806 Walgreens Boots Alliance Inc 4,004,571
115,806 Walmart Inc 17,075,595
Total Consumer Staples Distribution & Retail 21,080,166
Diversified Telecommunication Services - 0.8%
115,806 Verizon Communications Inc 4,503,695
Total Diversified Telecommunication Services 4,503,695
Entertainment - 2.0%
115,806 Walt Disney Co/The (2) 11,595,655
Total Entertainment 11,595,655
Financial Services - 4.5%
115,806 Visa Inc, Class A 26,109,621
Total Financial Services 26,109,621
Health Care Providers & Services - 9.5%
115,806 UnitedHealth Group Inc 54,728,758
Total Health Care Providers & Services 54,728,758

Nuveen Dow 30SM Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)
2
DIAX
Shares Description (1) Value
Hotels, Restaurants & Leisure - 5.6%
115,806 McDonald's Corp $ 32,380,516
Total Hotels, Restaurants & Leisure 32,380,516
Household Products - 3.0%
115,806 Procter & Gamble Co/The 17,219,194
Total Household Products 17,219,194
Industrial Conglomerates - 5.9%
115,806 3M Co 12,172,368
115,806 Honeywell International Inc 22,132,843
Total Industrial Conglomerates 34,305,211
Insurance - 3.4%
115,806 Travelers Cos Inc/The 19,850,306
Total Insurance 19,850,306
IT Services - 2.6%
115,806 International Business Machines Corp 15,181,009
Total IT Services 15,181,009
Machinery - 4.6%
115,806 Caterpillar Inc 26,501,045
Total Machinery 26,501,045
Oil, Gas & Consumable Fuels - 3.3%
115,806 Chevron Corp 18,894,907
Total Oil, Gas & Consumable Fuels 18,894,907
Pharmaceuticals - 5.2%
115,806 Johnson & Johnson 17,949,930
115,806 Merck & Co Inc 12,320,600
Total Pharmaceuticals 30,270,530
Semiconductors & Semiconductor Equipment - 0.7%
115,806 Intel Corp 3,783,382
Total Semiconductors & Semiconductor Equipment 3,783,382
Software - 9.8%
115,806 Microsoft Corp 33,386,870
115,806 Salesforce Inc (2) 23,135,722
Total Software 56,522,592
Specialty Retail - 5.9%
115,806 Home Depot Inc/The 34,176,667
Total Specialty Retail 34,176,667
Technology Hardware, Storage & Peripherals - 3.3%
115,806 Apple Inc (3) 19,096,409
Total Technology Hardware, Storage & Peripherals 19,096,409
Textiles, Apparel & Luxury Goods - 2.5%
115,806 NIKE Inc, Class B 14,202,448
Total Textiles, Apparel & Luxury Goods 14,202,448
Total Common Stocks (cost $241,768,677) 584,658,751

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
Shares Description (1) Value
X 7,021,040 EXCHANGE-TRADED FUNDS - 1.2%
X 7,021,040
34,400 Vanguard Total Stock Market ETF $ 7,021,040
Total Exchange-Traded Funds (cost $6,585,403) 7,021,040
Total Long-Term Investments (cost $248,354,080) 591,679,791
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
10,840 MONEY MARKET FUNDS - 0.0%
X 10,840
10,840 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 10,840
Total Investments Purchased with Collateral from Securities Lending (cost $10,840) 10,840
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.0%
11,494,899 REPURCHASE AGREEMENTS - 2.0%
11,494,899
$ 11,495 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$11,496,278, collateralized by $8,188,600, U.S.
Treasury Note, 2.25%, due 11/15/25, value
$7,904,685; collateralized by $4,383,600, U.S. Treasury
Note, 1.00%, due 7/31/28, value $3,820,193
1.440% 4/03/23 $ 11,494,899
Total Repurchase Agreements (cost $11,494,899) 11,494,899
Total Short-Term Investments (cost $11,494,899) 11,494,899
Total Investments (cost $ 259,859,819 ) - 104 .5% 603,185,530
Other Assets & Liabilities, Net -  (4.5)%(6) (26,146,890)
Net Assets Applicable to Common Shares - 100% $ 577,038,640
Options Purchased
Description (7) Type
Number of
Contracts
Notional
Amount (8)
Exercise
Price Expiration Date Value
CBOE SPX Volatility Index Call 100 $ 290,000 $ 29 4/19/23 $ 3,800
Utilities Select Sector SPDR Fund Put 100 660,000 66 4/21/23 7,050
CBOE SPX Volatility Index Call 50 150,000 30 8/16/23 10,850
Total Options Purchased (premiums paid $33,566) 250 $1,100,000 $21,700
Options Written
Description (7) Type
Number of
Contracts
Notional
Amount (8)
Exercise
Price Expiration Date Value
S&P 500® Index Call (715) $ (280,280,000) $ 3,920 4/21/23 $ (15,107,950)
S&P 500® Index Call (45) (18,450,000) 4,100 4/21/23 (326,025)
S&P 500® Index Call (30) (12,600,000) 4,200 5/19/23 (192,150)
S&P 500® Index Call (30) (12,900,000) 4,300 5/19/23 (85,200)
Total Options Written (premiums received $8,049,035) (820) $(324,230,000) $(15,711,325)

Nuveen Dow 30SM Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)
4
DIAX
maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 584,658,751 $ – $ – $ 584,658,751
Exchange-Traded Funds 7,021,040 – – 7,021,040
Investments Purchased with Collateral from
Securities Lending 10,840 – – 10,840
Short-Term Investments:
Repurchase Agreements – 11,494,899 – 11,494,899
Investments in Derivatives:
Options Purchased 21,700 – – 21,700
Options Written (15,711,325) – – (15,711,325)
Total
$ 576,001,006 $ 11,494,899 $ – $ 587,495,905
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
(6) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(7) Exchange-traded, unless otherwise noted.
(8) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
CBOE Chicago Board Options Exchange
ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt